CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Contract Balances

	2020	2019	Change
Contract assets	$2,132	$1,688	$444
Deferred revenue - current	9,862	9,190	672
Deferred revenue - noncurrent	7,863	8,078	(215)